Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of Current and Deferred Tax Expense	The following table illustrates the current and deferred taxes for the periods indicated:

	Years ended December 31,

(in millions €)	2025	2024	2023
Current income taxes	11.4	(2.3)	243.1
Deferred taxes	73.9	(10.1)	12.7
Income taxes expenses / (income)	85.3	(12.4)	255.8

Summary of Reconciliation of Expected Income Tax Benefit to Actual Income Tax Benefit	The following table reconciles the expected income taxes to the income tax expenses. The expected income taxes were calculated using the combined income tax rate of BioNTech SE applicable to the Group and mentioned above which was applied to profit before taxes to calculate the expected income taxes.

	Years ended December 31,

(in millions €)	2025	2024	2023
Profit / (Loss) before tax	(1,050.8)	(677.7)	1,186.1
Expected tax credit	(330.0)	(186.8)	321.8
Effects
Deviation due to local tax basis	11.9	12.6	6.6
Deviation due to deviating income tax rate (Germany and foreign countries)	(17.1)	6.6	(0.1)
Change in valuation allowance	68.3	(16.4)	(14.3)
Effects from tax losses and tax credits	321.1	241.1	(66.5)
Change in deferred taxes due to tax rate change	2.7	9.1	(2.4)
Non-deductible expenses and other permanent differences	41.0	(49.1)	3.1
Non tax-effective income	(5.0)	(2.1)	(0.6)
Non tax-effective share-based payment expenses	(0.6)	(37.2)	7.7
Tax-effective equity transaction costs	(0.6)	—	—
Adjustment prior year taxes	(9.8)	—	5.5
Non-tax effective bargain purchase	—	—	—
Other effects	3.4	9.8	(5.0)
Income taxes	85.3	(12.4)	255.8
Effective tax rate	(8.1%)	1.8%	21.6%

Summary of Deferred Taxes	Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2025
(in millions €)	January 1, 2025	Recognized in P&L	Recognized in OCI	Recognized through business combinations	Recognized directly in equity	December 31, 2025
Fixed assets	3.1	57.5	—	(54.4)	—	6.2
Right-of-use assets	(64.9)	4.8	—	—	—	(60.1)
Inventories	81.9	(27.0)	—	—	—	54.9
Trade and other receivables	(502.1)	489.2	—	—	—	(12.9)
Lease liabilities	70.5	(8.7)	—	—	—	61.8
Contract liabilities	(90.3)	(110.6)	—	—	—	(200.9)
Interest-bearing loans and borrowings	25.2	(6.2)	—	—	—	19.0
Net employee defined benefit liabilities	0.7	0.1	(0.2)	—	—	0.6
Share-based payments	77.4	(16.0)	—	—	(33.3)	28.1
Other provisions	14.2	10.7	—	—	—	24.9
Other (incl. deferred expenses)	368.2	(415.2)	—	(2.1)	—	(49.1)
Tax losses / tax credits	387.8	234.3	—	50.1	(6.5)	665.7
Deferred tax assets net (before valuation adjustment)	371.7	212.9	(0.2)	(6.4)	(39.8)	538.2
Valuation adjustment	(332.4)	(286.8)	—	(11.5)	21.7	(609.0)
Deferred tax assets / (liabilities), net (after valuation adjustment)	39.3	(73.9)	(0.2)	(17.9)	(18.1)	(70.8)
Thereof deferred tax assets	81.7	(124.3)	—	74.2	(18.1)	13.5
Thereof deferred tax liability	(42.4)	50.4	(0.2)	(92.1)	—	(84.3)

Year ended December 31, 2024
(in millions €)	January 1, 2024	Recognized in P&L	Recognized in OCI	Recognized through business combinations	Recognized directly in equity	December 31, 2024
Fixed assets	(8.4)	11.5	—	—	—	3.1
Right-of-use assets	(56.6)	(8.3)	—	—	—	(64.9)
Inventories	113.6	(31.7)	—	—	—	81.9
Trade and other receivables	(90.0)	(412.1)	—	—	—	(502.1)
Lease liabilities	57.2	13.3	—	—	—	70.5
Loans and borrowings	4.8	20.4	—	—	—	25.2
Contract liabilities	(43.0)	(47.3)	—	—	—	(90.3)
Net employee defined benefit liabilities	0.6	0.1	—	—	—	0.7
Other provisions	9.8	4.4	—	—	(85.0)	14.2
Share-based payments	142.1	20.3	—	—	—	77.4
Other (incl. deferred expenses)	(44.9)	413.1	—	—	—	368.2
Tax losses / tax credits	94.4	230.2	63.2	—	—	387.8
Deferred tax assets net (before valuation adjustment)	179.6	213.9	63.2	—	(85.0)	371.7
Valuation adjustment	(138.0)	(133.9)	(60.5)	—	—	(332.4)
Deferred tax assets / (liabilities), net (after valuation adjustment)	41.6	80.0	2.7	—	(85.0)	39.3
Thereof deferred tax assets	81.3	82.7	2.7	—	(85.0)	81.7
Thereof deferred tax liability	(39.7)	(2.7)	—	—	—	(42.4)

Summary of Accumulated Tax Losses	Our accumulated tax losses for the periods indicated amounted to the following:

	Years ended December 31,

(in millions €)	2025	2024	2023
Corporate tax	2,604.0	1,236.7	260.7
Trade tax	2,077.1	989.6	140.1

	Years ended December 31,

(in millions €)	2025	2024	2023
Federal tax credits	27.3	25.4	21.3
State tax credits	8.9	7.1	8.7